Document and Entity Information	3 Months Ended
Sep. 30, 2019
Document And Entity Information
Entity Registrant Name	Hawkeye Systems, Inc.
Entity Central Index Key	0001750777
Document Type	POS AM
Amendment Flag	false
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Filer Category	Non-accelerated Filer
EntityAddressAddressLine1	2702 Media Center Drive
EntityAddressAddressLine2	Los Angeles
EntityAddressPostalZipCode	90065
EntityTaxIdentificationNumber	830799093
EntityAddressCityOrTown	Industry
LocalPhoneNumber	606-2054
CityAreaCode	310
EntityAddressStateOrProvince	CALIFORNIA